Shareholder Report, Line Graph (Details) 195034_Optimized Equity Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 21, 2025	Apr. 30, 2026
Optimized Equity Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Optimized Equity Income ETF NAV
Accumulated Value	$ 10,000	$ 10,724
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 10,770